                                                               File No. 33-73140
                                                               811-8220

    As filed with the Securities and Exchange Commission on May 16, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8

                              NORTHSTAR VARIABLE TRUST
                              --------------------

               (Exact name of Registrant as specified in charter)

                     Two Pickwick Plaza, Greenwich, CT 06830
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                                 (203) 863-6200
                                 --------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                Two Pickwick Plaza, Greenwich, Connecticut 06830
                ------------------------------------------------
                     (Name and address of agent for service)

                        Copies of all correspondence to:
                            Jeffrey L. Steele, Esq.
                            Dechert Price & Rhoads
                          1500 K St., N.W., Suite 500
                            Washington, D.C. 20005

                    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

                    immediately upon filing pursuant to paragraph (b)
               ----
                    on [date] pursuant to paragraph (b)
               ----
                    60 days after filing pursuant to paragraph (a)(1)
               ----
                    on [date] pursuant to paragraph (a)(1)
               ----
                X   75 days after filing pursuant to paragraph (a)(2)
               ----
                    on [date] pursuant to paragraph (a)(2) of Rule 485.
               ----

If appropriate, check the following box:
          ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

__________________________________________________________________________
* Registrant has registered an indefinite number of shares of beneficial interest by its initial Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, which became effective May 6, 1994. Registrant filed the notice required by Rule 24f-2 with respect to its most recent fiscal year on February 14, 1997.

                             NORTHSTAR VARIABLE TRUST
                              CROSS REFERENCE SHEET

    The enclosed materials relate only to the Northstar International Value Fund which is a separate investment series of the Northstar Variable Trust (the "Trust") and do not amend in any respect the Trust's other investment series. Information relating to the Trust's other investment series is contained in previously filed Post-Effective Amendments.



     FORM N-1A  Part A Item                  PROSPECTUS CAPTION

     1.   Cover Page                         Cover Page

     2.   Synopsis                           Cover Page

     3.   Condensed Financial Information    Financial Highlights

     4.   General Description of Registrant  Cover Page; Investment Programs;
                                             Investment Objectives and Policies;
                                             Other Investment Strategies
                                             and Techniques; Risk Factors;
                                             General Information

     5.   Management of the Fund             Management of the Funds

     6.   Capital Stock and Other            How Net Asset Value is
          Securities                         Determined; Dividends,
                                             Distributions and Taxes;
                                             Performance Information;
                                             General Information

     7.   Purchases of Securities Being      Purchase of Shares; How Net Asset
                                             Value is Determined.

     8.   Redemption or Repurchase           Redemption of Shares; How Net Asset
                                             Value is Determined

     9.   Legal Proceedings                  Not Applicable

                             NORTHSTAR VARIABLE TRUST
                              CROSS REFERENCE SHEET

     FORM N-1A  Part B Item                  CAPTION IN STATEMENT OF
                                             ADDITIONAL INFORMATION

     10.  Cover Page                         Cover Page

     11.  Table of Contents                  Table of Contents

     12.  General Information & History      Cover Page; Other Information

     13.  Investment Objectives & Policies   Cover Page; Investment Objectives
                                             and Policies; Investment
                                             Restrictions; Other Investment
                                             Techniques

     14.  Management of the Fund             Trustees and Officers

     15.  Control Persons and Principal      N/A
          Holders of Securities

     16.  Investment Advisory and            Services of the Adviser and
          Other Services                     Administrator; Services of the
                                             Subadviser

     17.  Brokerage Allocation and           Portfolio Transactions and
          Other Practices                    Brokerage Allocation; Portfolio
                                             Turnover

     18.  Capital Stock and Other Securities Purchases, Redemptions and
                                             Exchange Transactions

     19.  Purchases, Redemptions and         Net Asset Value; Purchases,
          Pricing                            Redemption and Exchange
                                             Transaction; Dividends and
                                             Distributions

     20.  Tax Status                         Federal Income Tax Status

     21.  Underwriter                        Not Applicable

     22.  Calculation of Performance Data    Performance Information

     23.  Financial Statements               Financial Statements

                                     PART C
The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PROSPECTUS                                                       AUGUST 1, 1997

                            NORTHSTAR VARIABLE TRUST
                       NORTHSTAR INTERNATIONAL VALUE FUND

Two Pickwick Plaza                                               (203) 863-6200
Greenwich, Connecticut 06830                                     (800) 595-7827


     Northstar International Value Fund (the "Fund") is a separate diversified investment portfolio of Northstar Variable Trust (formerly "Northstar/NWNL Trust"), an open-end, series, management investment company. This Prospectus sets forth basic information about the Trust and the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI"), dated August 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI is available without charge upon request to the Trust at the address or telephone number set forth above.

     Shares of the Fund are offered at net asset value and currently are sold to segregated asset accounts ("Variable Accounts") of ReliaStar Life Insurance Company (formerly "Northwestern National Life Insurance Company"), Northern Life Insurance Company ("Northern"), and ReliaStar Bankers Security Life Insurance Company ("BSL") (collectively the "Affiliated Insurance Companies") to serve as investment medium for variable annuity or variable life insurance contracts (the "Variable Contracts") issued by the Affiliated Insurance Companies. The Variable Accounts of ReliaStar Life Insurance Company ("ReliaStar"), Northern and BSL invest in shares of one or more of the Funds in accordance with allocation instructions received from Variable Contract Owners. Such allocation rights are described further in the accompanying Prospectus for the Variable Account.

     The Fund's investment objective is long-term capital appreciation. The Fund will seek to achieve this objective by primarily investing in equity securities of foreign issuers with market capitalizations greater than $1 billion.

     THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE VARIABLE ACCOUNT, WHICH ACCOMPANIES THIS PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                              PAGE
Financial Highlights..............................................

Investment Programs............................................. 3

Investment Objectives and Policies.............................. 3

Risk Factors.................................................... 4

Other Investment Strategies and Techniques...................... 5

Performance Information......................................... 8

How Net Asset Value is Determined............................... 9

Management of the Fund.......................................... 10

Purchase of Shares.............................................. 12

Redemption of Shares............................................ 12

Dividends, Distributions and Taxes.............................. 13

General Information............................................. 14








     NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH AN OFFER. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT INFORMATION HEREIN IS CORRECT AT ANY TIME SUBSEQUENT TO ITS DATE.

INVESTMENT PROGRAMS
   ---------------------------------------------------------------------------
     Northstar Variable Trust (the "Trust") is a Massachusetts business trust organized as an open-end, diversified, series, management investment company. Currently the Trust offers five series comprising five separate investment portfolios - Northstar International Value Fund, Northstar Growth Fund, Northstar Income and Growth Fund, Northstar Multi-Sector Bond Fund, and Northstar High Yield Bond Fund (the "Funds"). The Fund has its own investment objective and investment policies as described below. The Trustees of the Trust reserve the right to change any of the investment policies, strategies or practices of the Fund, as described in this Prospectus and the SAI, without shareholder approval, except in those instances where shareholder approval is expressly required.

     The investment objective of the Fund is a fundamental policy which may not be changed without the approval of holders of a majority of the outstanding shares of the Fund. There can, of course, be no assurance that the Fund will achieve its investment objective since all investments are inherently subject to market risks.


                  INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
 ------------------------------------------------------------------------------
     The Fund's investment objective is long-term capital appreciation. The Fund invests primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund may invest up to 25% of its total assets in small capitalization companies. Small capitalization companies are those with capitalization of $1 billion or less. Investments in small capitalization companies while generally providing greater growth potential than investments in companies with larger capitalizations, also entail greater risks. Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects. Because the Fund applies a U.S. size standard on a global basis, it may invest in issuers which might, in some countries, rank among the largest companies in terms of capitalization.

     Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three countries other than the United States. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia and Asia. Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. The issuers of securities underlying unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, accordingly, there may not be a correlation between such information and the market value of the Depositary Receipts.

     The Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Adviser is generally considered a developing country by the international financial community. See "Risk Factors -- Foreign Securities".

     In seeking out foreign securities for purchase, the Adviser does not attempt to match the security allocations of foreign stock market indices. Therefore, the Fund's country weightings may differ significantly from country weightings found in published foreign stock indices. For example, the Adviser may choose not to invest the Fund's assets in a country whose stock market, at any given time, may comprise a large portion of a published foreign stock market index. At the same time, the Adviser may invest the Fund's assets in countries whose representation in such an index may be small or non-existent. The Adviser selects stocks for the Fund based on their individual merits and not necessarily on their geographic locations.


                                  RISK FACTORS
 ------------------------------------------------------------------------------
     The Fund's net asset value per share is expected to fluctuate. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

     EQUITY SECURITIES. Equity securities can over time rise and fall in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of the Fund's shares and thus its total return to investors.

     The securities of smaller companies in which the Fund may invest may be subject to more abrupt or erratic market movements than larger more established companies, because these securities typically are traded in lower volume and the issuers typically are subject to a greater degree to changes in earnings and prospects.

     FOREIGN SECURITIES. Investing in foreign securities involves special risks. These include currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund.

     Further, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile.

     Investing in emerging securities markets involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

     Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

     Emerging securities markets typically have substantially less volume than U.S. markets, and securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.


                   OTHER INVESTMENT STRATEGIES AND TECHNIQUES
 ------------------------------------------------------------------------------
     The Fund may, but does not currently intend to, engage in certain additional investment techniques not described in the Prospectus. These techniques and additional information on the securities and techniques described in the Prospectus are contained in the Statement of Additional Information.

     SHORT-TERM INVESTMENTS. At times the Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes, or as part of its overall investment strategy. These securities consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investor's Service, Inc. ("Moody's"), have an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in the opinion of the Subadviser.

     REPURCHASE AGREEMENTS. Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. The majority of these transactions run from day to day and not more than seven days from the original purchase. The Fund's risk is limited to the ability of the seller to pay the agreed- upon sum on the delivery date; in the event of bankruptcy or the default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. The Subadviser will also consider the creditworthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Board of Trustees.

     WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. No interest accrues to the purchaser during the period before delivery. There is a risk in these transactions that the value of the securities at settlement may be more or less than the agreed upon price, or that the party with which the Fund enters into such a transaction may not perform its commitment. The Fund will segregate liquid assets, such as cash, U.S. Government securities and other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.

     SECURITIES LENDING. The Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, such securities lending will be made only when, in the opinion of the Subadviser, the income to be earned from the loans justifies the attendant risks. Loans are subject to termination at the option of the Fund or the borrower.

     OPTIONS. The Fund may write (sell) covered call options on individual securities and on stock indices and engage in related closing transactions. A covered call option on a security is an agreement by the Fund, in exchange for a premium, to sell a particular portfolio security if the option is exercised at a specified price before a set date. An option on a stock index gives the option holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. The Fund may also purchase call options in closing transactions, to terminate option positions written by the Fund. There is no assurance of liquidity in the secondary market for purposes of closing out covered call option positions.

     The Fund may purchase put and call options with respect to securities which are eligible for purchase by the Fund and with respect to various stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. A put option on a security is an agreement by the writer of the option, in exchange for a premium, to purchase the security from the Fund, if the option is exercised, at a specified price before a set date. The Fund may also sell put and call options in closing transactions.

     Special risks are associated with the use of options. There can be no guarantee of a correlation between price movements in the option and in the underlying securities or index. A lack of correlation could result in a loss on both the Fund's portfolio holdings and the option so that the Fund's return might have been better had the option not been purchased or sold. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out an option position. The Fund may purchase a put or call option only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

     STOCK INDEX FUTURES. The Fund may buy and sell stock index futures contracts for bona fide hedging purposes, e.g. in order to hedge against changes in prices of the Fund's securities. No more than 25% of the Fund's assets will be hedged.

     A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If the Subadviser expected general stock market prices to rise, it might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if the Subadviser expected general stock market prices to decline, it might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract.

     There is no assurance that it will be possible at any particular time to close a futures position. In the event that the Fund could not close a futures position and the value of the position declined, the Fund would be required to continue to make daily cash payments to the other party to the contract to offset the decline in value of the position. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Successful use of futures contracts is subject to the Subadviser's ability to predict correctly movements in the direction of interest rates, market prices and other factors affecting the value of securities.

     ILLIQUID AND RESTRICTED SECURITIES; SHORT SALES AGAINST THE BOX. The Fund may invest up to 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions on resale (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; and (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Illiquid securities do not include those which meet the requirements of Securities Act Rule 144A and which the Subadviser has determined to be liquid based on guidelines approved by the Board of Trustees. The Fund is also permitted to engage in short sales "against the box." Such short sales are a method of locking in unrealized capital gains without current recognition of such gains.


                             PERFORMANCE INFORMATION
 ------------------------------------------------------------------------------
     The Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its shares. Both yield and total return figures are computed in accordance with formulas specified by the SEC and are based on historical earnings and are not intended to indicate future performance. The yield for the Fund will be computed by dividing (a) net investment income over a 30-day period by (b) an average value of invested assets (using the average number of shares entitled to receive dividends at the end of the period), all in accordance with applicable regulatory requirements. Such amounts will be compounded for six months and then annualized for a twelve-month period to derive the yield of the Fund.

     Standardized quotations of average annual total return for the Fund's shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment over a period of 1, 5, and 10 years (or up to the life of the Fund). Standardized total return quotations reflect the deduction of a proportional share of expenses (on an annual basis) of a Fund, and assume that all dividends and distributions are reinvested when paid. The Fund also may quote supplementally a rate of total return over different periods of time or by nonstandardized means. In addition, the Fund may from time to time publish materials citing historical volatility for shares of the Fund. Volatility is the standard deviation of day to day logarithmic price changes expressed as an annualized percentage.

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that Contract Owners may compare the Fund's results with those of a group of unmanaged securities widely regarded by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objective, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds by overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; and (iv) well known monitoring sources of bank certificates of deposit performance rates such as Salomon Brothers, FEDERAL RESERVE BULLETIN, AMERICAN BANKER, Tower Data, and the THE WALL STREET JOURNAL. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Quotations of yield or total return for the Fund will not take into account charges or deductions against any separate account to which the Fund's shares are sold or charges and deductions against the Variable Contracts issued by the Affiliated Insurance Companies. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and qualities of the portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for the Fund, see the Statement of Additional Information.


                        HOW NET ASSET VALUE IS DETERMINED
------------------------------------------------------------------------------
     The net asset value per share of the Fund is determined at the close of the general trading session (normally 4:00 p.m.) of the New York Stock Exchange (the "Exchange") on each business day the Exchange is open. The net asset value of the Fund is computed by dividing the value of the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of outstanding shares of the Fund.

     Generally, trading in foreign securities, money market instruments and repurchase agreements is substantially completed each day at various times prior to the close of the general trading session of the Exchange. The values of such securities used in computing the net asset value of the Fund are determined as of such times. Occasionally, events affecting the value of such securities may occur between such times and such closing which will not be reflected in the computation of the Fund's net asset value. If events occur which materially affect the value of such securities, the securities will be valued at fair market value as determined in good faith by the Trustees.

                             MANAGEMENT OF THE FUND
 ------------------------------------------------------------------------------
     THE TRUSTEES. The Trustees of the Trust (the "Trustees") oversee the operations of the Trust and the Fund and perform the various duties imposed on trustees by the laws of the Commonwealth of Massachusetts and the Investment Company Act of 1940 (the "1940 Act"). The Trustees meet quarterly to review the Fund's investment policies, performance, expenses, and other business affairs and elect officers of the Trust annually. The Trustees delegate day to day management of the Fund to the officers of the Trust.

     THE ADVISER AND AFFILIATED SERVICE PROVIDERS. Pursuant to an Investment Advisory Agreement with the Trust, Northstar Investment Management Corporation acts as the investment adviser to the Fund. In this capacity, the Adviser maintains the overall responsibility of overseeing the investment management provided by the subadviser. Northstar Administrators Corporation, an affiliate of the Adviser, furnishes certain administrative, compliance and accounting services to the Fund, Employees of the Adviser and Administrator serve as officers of the Fund, and the Adviser provides office space for the Fund and pays the salaries of all Fund officers and Trustees who are affiliated with the Adviser.

     The Adviser and its affiliates are indirect, majority owned subsidiaries of ReliaStar Financial Corporation ("ReliaStar"). ReliaStar's address is 20 Washington Avenue South, Minneapolis, Minnesota 55401. Combined minority interests held by members of senior management currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life and health insurance business. Through the Affiliated Insurance Companies and other subsidiaries, ReliaStar issues and distributes individual life insurance, annuities and mutual funds, group life and health insurance and life and health reinsurance, and provides related investment management services.

     The Adviser's fee is accrued daily against the value of the Fund's net assets and is payable by the Fund monthly at the annual rate of 1.00% of the Fund's average daily net assets. The Administrator's fee is accrued daily against the value of the Fund's net assets and is payable monthly at an annual rate of 0.10% of the Fund's average daily net assets. The Adviser, Administrator and Subadviser have agreed to waive fees until the assets of the Fund exceed $50 million.


     PORTFOLIO MANAGERS. Charles Brandes, who has over 29 years of investment management experience, founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee.

     Mr. Brandes earned his BA in Economics from Bucknell University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

     Jeffrey Busby, who has over 11 years of investment management experience, serves as a Managing Partner and senior member of the investment committee at Brandes Investment Partners, L.P. He is also responsible for overseeing all trading activities for the firm.

     Mr. Busby earned his BS in Chemical Engineering from Northwestern University and his MBA in Finance from the University of California, Berkeley. He is a Chartered Financial Analyst and a member of the Association of Investment Management and Research and the Financial Analysts Society.

     Mr. Brandes and Mr. Busby have served as co-portfolio managers of the Fund since inception in July 1997. They structure the portfolio from a buy list determined by their firm's investment committee, of which they are senior members.


     SUBADVISER. Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, serves as sub-adviser to the Fund pursuant to a Subadvisory Agreement dated July 24, 1997 between the Adviser and Brandes. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130. Brandes currently manages in excess of $10 billion for international and global portfolios. After the Fund's assets exceed $50 million, Brandes will receive from Northstar, not the Fund, a monthly fee for its services at an annual rate equal to 50% of the management fee that the Fund pays Northstar. The Adviser is responsible for overseeing the investment management provided by Brandes, and assumes all cost and expenses of the subadvisory arrangement.

     The Subadviser places all orders for the purchase and sale of portfolio securities. In selecting brokers, the Subadviser may consider research and brokerage services furnished to it. The Subadviser also advises other accounts that may purchase and hold securities in which the Fund may invest and certain persons affiliated with the Adviser may purchase and hold, directly and indirectly, securities in which the Fund or other accounts invest, subject to internal guidelines regarding conflicts of interest.

     CUSTODIAN AND ACCOUNTING SERVICES AGENT. The Fund's custodian and fund accounting services agent is State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110.

                               PURCHASE OF SHARES
 ------------------------------------------------------------------------------
     As of the date of this Prospectus, shares of the Fund are offered only for purchase by the Variable Accounts to serve as an investment medium for the Variable Contracts issued by the Affiliated Insurance Companies. Shares of the Fund may be offered in the future to other separate accounts established by one or more of the Affiliated Insurance Companies or sold to separate accounts of other affiliated or unaffiliated insurance companies.

     Shares of the Fund are sold at net asset value (without a sales charge) next computed after receipt of a purchase order.

     The Fund may be used independently or in combination with other Funds. To the extent that shares of the Fund are sold to the Variable Accounts as the investment medium for a Variable Contract, the structure of the Fund permits Variable Contract Owners, within the limitations described in their Contracts, to allocate their accumulated value in the Contracts in response to or in anticipation of changes in market conditions. The assets of the Fund are segregated, and a Variable Contract Owner's interest is limited to the Fund in which the Contract's accumulated value is allocated.

     The Trust reserves the right to discontinue offering shares of the Fund at any time. In the event that the Fund ceases offering its shares, any investments allocated by an insurance company investing in the Trust to the Fund will, subject to any necessary regulatory approvals, be invested in the Fund deemed appropriate by the Trustees.

     Shares of the Fund may be exchanged for shares of any of the other Funds, all of which are described in the Prospectus for the Northstar Variable Trust. Exchanges are treated as a redemption of shares of one Fund and a purchase of shares of one or more of the other Funds and are effected at the respective net asset value per share of each series on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

     Variable Contract Owners do not deal directly with the Trust to purchase, redeem, or exchange shares of the Fund, and Variable Contract Owners should refer to the prospectus for the Variable Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Variable Account.


                              REDEMPTION OF SHARES
 ------------------------------------------------------------------------------
     Shares of the Fund may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closing) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES
 ------------------------------------------------------------------------------
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). Accordingly, a Fund so qualifying generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains. Such income and capital gains distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive cash.

     Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of the shareholder (Variable Account). Net capital gains (the excess of any net long-term capital gains over net short-term capital losses) will, to the extent distributed and classified by the Fund as capital gain distributions, be treated as long-term capital gains in the hands of the Variable Account regardless of the length of time the Variable Account may have held the shares. Income distributions from any net investment income of the Fund will be declared and paid annually.
Capital gain distributions, if any, will be paid at least once annually.

     To comply with regulations under Section 817(h) of the Code, the Fund is required to diversify its investments. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or any agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of the Fund to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S.
Government.

     The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the Contract Owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the Contract Owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Contract Owner's gross income. It is not known what standard will be set forth in the regulations or rulings.

     In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Fund's investment objective or policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulation from causing the contract owners to be considered the owners of the shares of the Fund underlying the Variable Accounts.

     Reference is made to the Prospectus for the respective Variable Accounts and Variable Contracts for information regarding the federal income tax treatment of distributions to the Variable Accounts. See "Federal Income Tax Status" in the Fund's Statement of Additional Information for more information on taxes.


                               GENERAL INFORMATION
 -----------------------------------------------------------------------------
     ORGANIZATION OF THE FUND. The Trust was organized under Massachusetts law in 1993 as a business trust. The Declaration of Trust provides that the Trustees are authorized to create an unlimited number of series. All shares have equal voting rights, except that only shares of the respective series are entitled to vote on matters concerning only that series. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that in an investment medium for variable insurance products. At the date of this Prospectus, there are five existing series of the Trust (i.e. the "Funds").

     In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Trust will request voting instructions from contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received. The Affiliated Insurance Companies and the Variable Accounts are currently the only shareholders in the Trust, although other separate accounts of the Affiliated Insurance Companies or other insurance companies may become shareholders in the future.

     The shares of the Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of the Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, officers, employees or agents of the Trust in connection with the Trust's property or the affairs of the Trust, and requires that notice of the disclaimer be given in each contract of obligation entered into or executed by the Trust or its Trustees, officers, employees, or agents. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

     REGISTRATION STATEMENT. This Prospectus does not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                                  August 1, 1997

                       STATEMENT OF ADDITIONAL INFORMATION
                        NORTHSTAR INTERNATIONAL VALUE FUND
                    (A Series of the Northstar Variable Trust)
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                  (203) 863-6200                (800) 595-7827

Northstar Variable Trust, (the "Trust") is an open-end series management investment company organized as a Massachusetts business trust. The Trust consists of five separate series (each a "Fund"), each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Each Fund is managed separately by Northstar Investment Management Corporation, the Fund's Adviser. Shares of the Trust are issued and redeemed in conjunction with investments in and payments under variable annuity and variable life contracts. Shares of the Trust are currently offered to separate accounts ("Variable Accounts") of Reliastar Life Insurance Company (formerly "Northwestern National Life Insurance Company"), Northern Life Insurance Company and ReliaStar Bankers Security Life Insurance Company (the "Affiliated Insurance Companies"). The Variable Accounts of the Affiliated Insurance Companies invest in shares of one or more of the Funds in accordance with allocation instructions received from Variable Contract Owners. Such allocation rights are described further in the Prospectus for the Variable Account. A summary of the Northstar International Value Fund which is a series of the Trust (the "Fund") is set forth herein and in the Prospectus for the Fund. This document is not the Prospectus of the Fund but is incorporated therein by reference and should be read in conjunction with the Prospectus dated August 1, 1997. Copies of the Prospectus may be obtained upon request and without charge by contacting the Trust at the address or phone number above.



          CONTENTS                                          PAGE

Investment Objectives and Policies                            2
Investment Restrictions                                       4
Other Investment Techniques                                   6
Portfolio Transactions and Brokerage Allocation              14
Portfolio Turnover                                           16
Services of the Adviser and Administrator                    17
Services of the Subadviser                                   18
Net Asset Value                                              19
Purchases, Redemptions and Exchange Transactions             19
Dividends and Distributions                                  20
Federal Income Tax Status                                    20
Trustees and Officers                                        22
Other Information                                            24
Performance Information                                      25

INVESTMENT OBJECTIVES AND POLICIES

Northstar International Value Fund (the "Fund") is a diversified investment portfolio comprising a series of the Northstar Variable Trust (the "Trust"), an open-end series management investment company. The investment objective of the Fund, set forth below, is a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. There can be no assurance that the Fund will achieve its stated investment objective. (See "Risk Factors" in the current Prospectus.) In general, the assets of the Fund are kept fully invested in securities selected to meet the investment objective of the Fund; however, for temporary defensive purposes, any part of the Fund's assets may be held from time to time in cash or cash equivalents. At such times when the Fund's assets are invested for temporary defensive purposes, the Fund will not be investing in accordance with its investment objective.


    The Fund has an investment objective of seeking long-term capital appreciation by investing primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund may invest up to 25% of its total assets in small capitalization companies. Small capitalization companies are those with capitalization of $1 billion or less. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three countries other than the United States. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia and Asia. Equity securities include common stocks, preferred stocks and securities convertible into common stocks. It is anticipated that securities generally will be purchased in the form of common stock, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs, which may be sponsored or unsponsored, are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. The Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Adviser is generally considered a developing country by the international financial community. See "Risk Factors--Foreign Securities" in the current Prospectus.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the 1940 Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Fund to be non-fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy.


      1. Issue senior securities, except to the extent permitted under the Investment Company Act of 1940, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

      2. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

      3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

      4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

      5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

      6. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

      7. Make short sales of securities or maintain a short position, except for short sales against the box;

      8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

      9. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

      10. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

      11. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

      12. Invest more than 15% of its net assets in illiquid securities.


                             INVESTMENT TECHNIQUES
------------------------------------------------------------------------------

      Derivative Instruments. The Fund may invest in Derivative Instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar and the Subadviser will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

      Futures Transactions - In General. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

      Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. In the case of dramatically rising or falling markets, the loss from investing in futures is potentially unlimited.

      Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

      Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

      Options - In General. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      The Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by the Fund of options will be subject to the ability of Northstar and the Subadviser to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

      SHORT SALES. The Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar will use standards set by the Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with the Fund. In addition, no more than an aggregate of 15% of the Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

      LENDING PORTFOLIO SECURITIES. The Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

      There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

      WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.


Risks of International Investing

      Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities of political or economic developments which could affect the foreign investments of the Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.

Emerging Markets and Related Risks

      The Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of the Adviser is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries that comprise the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

      Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

      Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

        Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.



PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser and the Subadviser place orders for the purchase and sale of securities, supervise their execution and negotiate brokerage commissions on behalf of the Fund. For purposes of this section, discussion of the Adviser includes the Subadviser. It is the practice of the Adviser to seek the best prices and best execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Fund benefits with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Fund is best served by its brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Fund. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.


In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Fund and its shareholders.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

The Fund may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Fund. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.


PORTFOLIO TURNOVER. A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Fund cannot accurately predict its turnover rate, however the rate will be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. The ability of a Fund to make purchases and sales of securities and to engage in options and futures transactions will be limited by certain requirements of the Internal Revenue Code, including a requirement that less than 30% of the Fund's annual gross income be derived from gains on the sale of securities and certain other assets held for less than three months.

SERVICES OF THE ADVISER AND ADMINISTRATOR. Pursuant to an Investment Advisory Agreement with the Fund, Northstar Investment Management Corporation acts as the investment adviser to the Fund. In this capacity, the Adviser, subject to the authority of the Trustees, and subject to certain responsibilities being delegated to the Subadviser, is responsible for furnishing continuous investment supervision to the Fund and is responsible for the management of the Fund's portfolio.


The Adviser is an indirect, majority owned subsidiary of ReliaStar Financial Corporation ("ReliaStar"). Combined minority interests held by members of senior management currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the insurance business. Through the Affiliated Insurance Companies and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, employee benefit contracts, retirement contracts and life and health reinsurance, and mutual funds and provides related investment management services. The address of the Adviser is Two Pickwick Plaza, Greenwich, CT 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, MN 55401.


The Adviser charges a fee at the annual rate of 1.00% of aggregate average daily net assets of the Fund.

The Investment Advisory Agreement was approved by the Trustees of the Trust on January 26, 1994, and by the sole Shareholder of each Fund on April 15, 1994. The Investment Advisory Agreement became effective on May 2, 1994 and continued in effect for a period of two years and was renewed by the Trustees for one year on April 25, 1996. Thereafter, the Investment Advisory Agreement will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each Fund as defined in the 1940 Act.

The Investment Advisory Agreement may be terminated without penalty at any time by a similar vote upon 60 days' notice or by the Adviser upon 60 days' written notice and will automatically terminate in the event of its assignment as defined in Section 2(a)(4) of the 1940 Act.


Northstar Administrators Corporation ("Administrator") serves as administrator for the Fund pursuant to an Administrative Services Agreement with the Fund.
The Administrator is an affiliate of the Adviser. The address of the Administrator is Two Pickwick Plaza, Greenwich, Connecticut 06830. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by the Fund's Adviser under the Investment Advisory Agreement, and the custodian and accounting agent for the Funds under the Custodian Agreement.

The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds.

The Administrator's fee is accrued daily against the value of the Fund's net assets and is payable by each Fund monthly. The fee is computed daily and payable monthly, at an annual rate of .10% of each Fund's average daily net assets.


The Administrative Services Agreement was approved by the Trustees of the Trust on January 26, 1994. The Administrative Services Agreement became effective on May 2, 1994 and continued in effect for a period of two years and was renewed by the Trustees for one year on April 25, 1996, and from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust.



SERVICES OF THE SUBADVISER. Pursuant to a Subadvisory Agreement between Northstar and Brandes Investment Partners, L.P. ("Brandes"), dated June __, 1997, Brandes acts as Subadviser to the Fund. In this capacity, Brandes, subject to the supervision and control of Northstar and the Trustees of the Fund, will manage the Fund's portfolio investments, consistently with their investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Subadvisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Brandes at the annual rate of 50% of the management fee that the Fund pays Northstar. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the managing directors of Brandes. The Subadvisory Agreement for the Fund was approved by the Trustees of the Fund on April 24, 1997. The Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Brandes, the Trustees of the Fund, or the shareholders of the Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, the Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.


NET ASSET VALUE. The net asset value per share of the Fund will be determined at the close of the general trading session of the New York Stock Exchange (the "Exchange"), on each business day the Exchange is open. The Exchange is scheduled to be closed on New Year's Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share of the Fund is computed by dividing the value of the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of shares of the Fund outstanding. See the Trust's current Prospectus for more information.

PURCHASES, REDEMPTIONS, AND EXCHANGE TRANSACTIONS. For information on purchases and redemptions of shares, see "Purchase of Shares" and "Redemption of Shares" in the Trust's Prospectus. The Trust may suspend the right of redemption of shares of any Fund and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Funds; or (iv) at any other time when the Funds may, under applicable laws and regulations, suspend payment on the redemption of their shares.

Shares of any Fund may be exchanged for shares of any other Fund. Exchanges are treated as a redemption of shares of one Fund and a purchase of shares of one or more of the other Funds and are effected at the respective net asset value per share of each Fund on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Fund, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate account that invest in the Funds.

The Trust reserves the right to discontinue offering shares of one or more Funds at any time. In the event that a Fund ceases offering its shares, any investments allocated by the insurance company to such Fund will be invested in the fixed account portfolio or any successor to such portfolio.

DIVIDENDS AND DISTRIBUTIONS. Net investment income of the Fund will be declared and paid quarterly. Any net realized long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for the Fund will be declared and paid at least once annually. Net realized short-term capital gains may be declared and paid more frequently.


FEDERAL INCOME TAX STATUS. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund generally expects not to be subject to federal income tax if it meets certain source of income, diversification of assets, income distribution, and other requirements, to the extent it distributes its investment company taxable income and its net capital gains.


Distributions of investment company taxable income (which includes among other items, interest, dividends, and net realized short-term capital gains in excess of net realized long-term capital losses) and of net realized capital gains, whether received in cash or additional shares, are included in the gross income of the shareholder (Variable Account). Distributions of investment company taxable income are treated as ordinary income for tax purposes in the hands of a separate account. Net capital gains designated as capital gain distributions by the Fund will, to the extent distributed, be treated as long-term capital gains in the hands of the Variable Account regardless of the length of time the Variable Account may have held the shares. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to the shareholder of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to the Variable Account in the calendar year in which they are declared, rather than the calendar year in which they are received. Tax consequences to the Variable Contract Owners are described in the prospectus for the Variable Account.


If the Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.


Certain requirements relating to the qualification of the Fund as a regulated investment company under the Code may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, or forward contracts. In addition, certain Fund investments may generate income for tax purposes which must be distributed even though cash representing such income is not received until a later period. To timely meet its distribution requirements, the Fund may in those circumstances be forced to raise cash by other means, including borrowing or disposing of assets at a time when it may not otherwise be advantageous to do so.

To comply with regulations under Section 817(h) of the Code, the Fund generally will be required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. These regulations will limit the ability of the Fund to invest more than 55% of its assets in direct obligations of the U.S. Treasury or in obligations which are deemed to be issued by a particular agency or instrumentality of the U.S. Government. If the Fund fails to meet the diversification requirements under Code Section 817(h), income with respect to Variable Contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts and income for prior periods with respect to such Contracts also would be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences also could ensue.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by a separate account. If the Variable Contract Owner is considered the owner of the securities underlying a separate account, income and gains produced by those securities would be included currently in the Variable Contract owner's gross income. Although it is not known what standards will be incorporated in future regulations or other pronouncements, the Treasury staff has indicated informally that it is concerned that there may be too much contract owner control where the Fund underlying a separate account invests solely in securities issued by companies in a specific industry. Similarly, the ability of a contract owner to select a Fund representing a specific economic risk may also be prescribed. These future rules and regulations proscribing investment control may adversely affect the ability of the Fund to operate as described in this Prospectus. There is, however, no certainty as to what standard, if any, Treasury will ultimately adopt, and there can be no certainty that the future rules and regulations will not be given retroactive application. In the event that unfavorable rules or regulations are adopted, there can be no assurance that this Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective, investment policies, or investment restrictions. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Fund as necessary to prevent any such prospective rules and regulations from causing the Variable Contract Owners to be considered the owners of the Funds underlying the Variable Account.

Reference is made to the prospectus of the Variable Account for information regarding the federal income tax treatment of distributions to the Variable Account.


TRUSTEES AND OFFICERS. The Trustees and principal Officers of the Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers of the Fund is c/o Northstar Investment Management Corporation, Two Pickwick Plaza, Greenwich, CT 06830. "A" signifies a member of the Audit Committee, and "V" signifies a member of the Valuation Committee, of the Board.



JOHN TURNER * -- TRUSTEE AND CHAIRMAN. Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Co. ("ReliaStar Life") since May 1993, and Chairman of other ReliaStar affiliated insurance companies since 1995. Prior to May 1993, President and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life. Director of Northstar and affiliates and Trustee and Chairman of other Northstar affiliated investment companies.

MARK L. LIPSON * -- TRUSTEE AND PRESIDENT. Director, Chairman and Chief Executive Officer of Northstar Investment Management Corporation and Northstar, Inc. Director and President of Northstar Administrators Corporation and Director, Chairman, Chief Executive Officer of Northstar Distributors, Inc. Trustee and President of other Northstar affiliated investment companies. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.


PAUL S. DOHERTY -- TRUSTEE. (A). President, Doherty, Wallace, Pillsbury and Murphy, P.C., Director, Tambrands, Inc. Trustee of other Northstar affiliated investment companies.

ROBERT B. GOODE, JR. -- TRUSTEE. (V). Retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Trustee of other Northstar affiliated investment companies.

ALAN R. GOSULE. -- TRUSTEE. (A). Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Company.

WALTER H. MAY, JR. -- TRUSTEE. (A). Retired. Former Marketing Director for Piper Jaffray, Inc.

DAVID W.C. PUTNAM. -- TRUSTEE (v).   President and Director of F.L. Putnam
Securities Company F.L. Putnam Investment Management Co., Interstate Power Co., Trust Realty Corp. and Bow Ridge Mining Co; Director of Anchor Investment Management Corp; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

JOHN R. SMITH -- TRUSTEE. (A). President (since 1991) of New England Fiduciary Company; Chairman (since 1987) Massachusetts Educational Financing Authority; Vice Chairman of Massachusetts Health and Education Authority, and former Financial Vice President of Boston College (1970-1991).

DAVID W. WALLACE -- TRUSTEE. (A)(V). Chairman of FECO Engineered Systems, Inc., Lone Star Industries and Putnam Trust Company. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation, and Chairman and Director/Trustee of the National Affiliated Investment Companies. Trustee of other Northstar affiliated investment companies.

THOMAS OLE DIAL -- VICE PRESIDENT. Executive Vice President and Chief Investment Officer- Fixed Income of Northstar Investment Management Corporation. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities & Research Corporation. From 1988 to 1989, President, Dial Capital Management. Vice President of other Northstar affiliated investment companies.

GEOFFREY WADSWORTH -- VICE PRESIDENT. Vice President of Northstar Investment Management Corporation and Portfolio Manager. Former Vice President and Portfolio Manager of National Securities & Research Corp. Vice President of other Northstar affiliated investment companies.

AGNES MULLADY -- VICE PRESIDENT AND TREASURER. Senior Vice President and Chief Financial Officer of NIMC, Senior Vice President and Treasurer of Northstar Administrators Corporation, and Vice President and Treasurer of Northstar Distributors, Inc. From 1987 to 1993 Treasurer and Vice President of National Securities & Research Corporation. Vice President and Treasurer of other Northstar affiliated investment companies.



* Messrs. Turner and Lipson are each deemed to be an "interested person" within the meaning of the 1940 Act.


NIMC and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Fund. All Officers and Interested Trustees of the Fund are compensated by NIMC or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $500, which fee is allocated evenly among the five Funds in the Northstar Variable Trust. No meeting or committee fees will be paid until combined assets in the Funds reach $50 million; however the Funds reimburse Trustees for all expenses incurred by them in connection with such meetings. The Funds currently have an Audit Committee (members noted by (a), a Valuation Committee (members noted by (v), and a Nominating Committee consisting of all of the Independent Trustees. On March 31, 1997, no Officer or Trustee of the Funds, owned beneficially or of record or had an interest in shares of the Fund.


OTHER INFORMATION

INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. has been selected as the independent accountants for the Trust. Coopers & Lybrand L.L.P. will audit the Trust's annual financial statements and express an opinion thereon.

CUSTODIAN/ACCOUNTING SERVICES AGENT. State Street Bank and Trust Company acts as custodian of the Fund's assets and performs fund accounting services.

REPORTS TO SHAREHOLDERS. The fiscal year of the Trust ends on December 31. The Fund will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.


FINANCIAL STATEMENTS. The Northstar Variable Trust's audited financial statements dated December 31, 1996 and the report of the independent accountants, Coopers & Lybrand, L.L.P. with respect to such financial statements, are hereby incorporated by reference to the Annual Report to Shareholders of the Northstar Variable Trust for the fiscal year ended December 31, 1996.


REGISTRATION STATEMENT. A registration statement has been filed with the Securities and Exchange Commission under the 1933 Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

PERFORMANCE INFORMATION. The Fund may, from time to time, include its total return in advertisements or reports to shareholders or prospective investors. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

A. TOTAL RETURN. Standardized quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Fund over periods of 1,5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Fund expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.


Performance information for the Fund may be compared in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; (iv) well known monitoring sources of CD performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

B. YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

       Yield = 2[(a-b + 1)6  -1]
                 cd
Where:

       a  =    dividends and interest earned during the period, including the amortization of market premium or accretion of market discount
       b  =    expenses accrued for the period (net of reimbursements)
       c  =    the average daily number of shares outstanding during the
               period that were entitled to receive dividends
       d  =    the maximum offering price per share on the last day of the period

To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio.

Solely for the purpose of computing yield, the Fund recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.


Quotations of yield or total return for the Fund will not take into account charges and deductions against the Variable Account to which the Fund's shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar or its affiliates. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:  Not Applicable

(b)       EXHIBITS  - NORTHSTAR VARIABLE TRUST

          (1)(b)    Form of Amendment to Declaration of Trust
          (5)(d)    Form of Amendment to Investment Advisory Agreement
          (5)(e)    Form of Subadvisory Agreement for Northstar International
                    Value Fund
           9 (a)    Form of Amendment to Administrative Services Agreement
         (10)       Opinion of Counsel

----------------------------

ITEM  25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ReliaStar Life Insurance Company (formerly "Northwestern National Life Insurance Company") and Northern Life Insurance Company, and ReliaStar Bankers Security Life Insurance Co., which are affiliated through a common parent company, ReliaStar Financial Corp., on behalf of their respective separate accounts, together own a majority of the outstanding shares of the Trust. These insurance companies will vote shares of the Trust in accordance with instructions of contract owners having interests in these separate accounts.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

As of December 31, 1996, the Trust had three security holders.

ITEM 27.  INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)  Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

     (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Trustee or officer:

     (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

     (iii)in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)  by the court or other body approving the settlement or other disposition;
     or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
     Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF  INVESTMENT ADVISER

See "Management of the Fund" in the Prospectus and "Services of the Adviser and Administrator", "Services of the Subadviser", and "Trustees and Officers" in the Statement of Additional Information, each of which is included in the Registration Statement.

Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since July 31, 1994.


                 Position with          Other Substantial
                   Investment           Business, Profession
Name                Adviser             Vocation or Employment
----------------------------------------------------------------------------
John Turner         Director            Chairman and CEO, ReliaStar Financial
                                        Corp; Director of Northstar Affiliates;
                                        Trustee and Chairman, Northstar
                                        Affiliated Investment Companies.

John Flittie        Director            President, ReliaStar Financial Corp.
                                        Director, Northstar Affiliates.

Mark L. Lipson      Chairman/CEO        Director and Officer of Northstar
                    Director            Distributors, Inc., Northstar Administrators
                                        Corp. and Northstar, Inc. Trustee
                                        and President, Northstar Affiliated
                                        Investment Companies.

Robert J. Adler     Executive Vice      President, Northstar Distributors, Inc.
                    President, Sales
                    & Marketing

Thomas Ole Dial     Executive Vice      Vice President, Northstar Affiliated
                    President - Chief   Investment Companies, and Principal, TD
                    Investment Officer, Associates Inc.
                    Fixed Income

Geoffrey Wadsworth  Vice President/     Vice President - Northstar Affiliated
                    Investments and     Investment Companies.
                    Portfolio Manager

Ryan Johanson       Vice President-     Vice President - Northstar Affiliated
                    Investments         Investment Companies and Portfolio
                                        Manager, Director of Global Market
                                        Risk Management, and Senior Manager
                                        of Banque Indosuez.

Jeffrey Aurigemma   Vice President -    Vice President - Northstar Affiliated
                    Investments         Investment Companies and Portfolio
                                        Manager.

Michael Graves      Vice President      Vice President - Northstar Affiliated
                    Investments         Investment Companies and Portfolio
                                        Manager.

Agnes Mullady       Sr. Vice President  Vice President & Treasurer of Northstar
                    and CFO             Affiliates and the Northstar Affiliated
                                        Investment Companies.

Gertrude Purus      Vice President      Vice President Northstar Distributors and
                    Operations          Northstar Administrators Corp.



Stephen Vondrak     Vice President      Vice President - Northstar Distributors, Inc.
                    Sales/Marketing     Former Regional Marketing
                                        Manager with Roger Engemann
                                        and Associates from 1991-1994.

Mark Sfarra         Vice President -    Vice President - Northstar Distributors, Inc.
                    Marketing

For information as to the business, profession, vocation or employment of a substantial nature of the Subadviser, Brandes Investment Partners, L.P., and its officers, reference is made to form ADV filed under the Investment Advisers
Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896).

ITEM 29 . PRINCIPAL UNDERWRITER

There is no principal underwriter for Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

State Street Bank and Trust Co., located at 225 Franklin Street, Boston, MA
02110-2804 maintains such records as Custodian, Transfer Agent and Fund
Accounting Agent, for the Trust and each Series:

     (1)  Receipts and delivery of securities including certificate numbers;
     (2)  Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4)  Shareholder Records

All other records required by item 30(a) are maintained at the office of the Administrator, Two Pickwick Plaza, Greenwich, CT 06830 and the office of the
Subadviser, 12750 High Bluff Drive, San Diego, CA 92130.


ITEM 31.  Management Services

Not Applicable

ITEM 32.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

(c) Registrant hereby undertakes to file a post-effective amendment, using financial statements, which need not be certified, within four to six months from the effective date of the Fund's registration statement.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-
Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 9th day of May, 1997.


                                   REGISTRANT

                              By:  MARK L. LIPSON
                                  --------------------------------------
                                   Mark L. Lipson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURES                    TITLE                    DATE

     JOHN G. TURNER           Chairman and             May 9, 1997
     John G. Turner*          Trustee


     MARK L. LIPSON           President  and           May 9, 1997
     Mark L. Lipson*          Trustee


     JOHN R. SMITH            Trustee                  May 9, 1997
     John R. Smith*


     PAUL S. DOHERTY          Trustee                  May 9, 1997
     Paul S. Doherty*


     DAVID W. WALLACE         Trustee                  May 9, 1997
     David W. Wallace*


     ROBERT B. GOODE, JR.     Trustee                  May 9, 1997
     Robert B. Goode, Jr.*

     WALTER MAY               Trustee                  May 9, 1997
     Walter May*


     ALAN L. GOSULE           Trustee                  May 9, 1997
     Alan L. Gosule*


     DAVID W.C. PUTNAM        Trustee                  May 9, 1997
     David W.C. Putnam*


     AGNES MULLADY            Principal Financial      May 9, 1997
     Agnes Mullady            and Accounting
                               Officer


     By:  /s/ AGNES MULLADY*
          Agnes Mullady
          Attorney-in-fact


*Executed pursuant to powers of attorney filed with PEA No. 4.

                                INDEX TO EXHIBITS

     Exhibit No. Under
     Part C of Form N-1A      Name of Exhibit                 Page Number Herein
     -------------------      ---------------                 ------------------

          1                   Form of Declaration of Trust (1)
           (a)                Form of Amendment to Declaration of Trust (2)
           (b)                Form of Amendment to Declaration of Trust*

          2                   Form of By-Laws (1)

          5(a)                Form of Advisory Agreement (1)

           (b)                Form of Subadvisory Agreement for Northstar Growth
                              Fund (1)
           (c)                Form of Subadvisory Agreement for Northstar
                              Income and Growth Fund (2)
           (d)                Form of Amendment to Investment Advisory
                              Agreement*
           (e)                Form of Subadvisory Agreement for Northstar
                              International Value Fund*
          8                   Form of Custody Agreement (1)

          9                   Form of Administrative Services
                              Agreement (1)
           (a)                Form of Amended Administrative Services
                              Agreement*

          10                  Opinion of Counsel*

          11                  Consent of Independent Accountants**

          12                  N/A

          16                  N/A

          17                  Powers of Attorney (1)

          27                  N/A

(1) Filed as part of PEA No. 4 and incorporated herein by reference.

(2) Filed as part of PEA No. 6 and incorporated herein by reference.

 * Filed herewith.

** To be filed by amendment.



